SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Allowance for doubtful accounts	$ 0		$ 0		$ 0
Retainage receivable	0		0		0
Impairment expense	0	$ 0	0	$ 6,925,137
Net loss attributable to non-controlling interests	6,444	$ 30,997	9,453	$ 810,693
Repurchase price			0
Optilan (UK) [Member]
Impairment expense			2,037,670
Goodwill and intangible assets	$ 0		0		$ 0
Optilan (UK) [Member] | Indefinite Lived Asset [Member]
Impairment expense			356,260
Optilan (UK) [Member] | Goodwill [Member]
Impairment expense			$ 1,681,410
Canada, Dollars
Foreign currency translation rates	1.3740		1.3740